Organization and Business Description	12 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Wah Fu Education Group Limited (“Wah Fu”) was incorporated under the laws of the British Virgin Islands on July 23, 2012. Wah Fu is a holding company whose primary purpose is to develop business opportunities in the People’s Republic of China (“PRC” or “China”). Wah Fu Education Holding Limited (“Wah Fu Holding”) is a wholly-owned subsidiary of Wah Fu, which was established on May 19, 2016 in Hong Kong, China. Wah Fu Holding was dissolved on April 23, 2021.

In December 2012, Wah Fu acquired 100% equity interest of Beijing Huaxia Dadi Distance Learning Services Co., Ltd. (“Distance Learning”) and its Variable Interest Entity (“VIE”), Beijing Huaxia Dadi Digital Information Technology Co., Ltd (“Digital Information”), with a consideration totalling Chinese Renminbi (“RMB”) 2,000,000 (approximately $0.3 million). Distance Learning is a Chinese nation-wide online education services provider founded on December 23, 1999. Digital Information is a technological development and operation services provider founded on September 14, 2000. Due to PRC legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include internet content providers, or ICPs, Wah Fu cannot have a direct ownership in Digital Information. As an alternative, Distance Learning entered into a series of contractual agreements with the owners of Digital Information. These agreements include an Exclusive Business Cooperation Agreement, an Equity Interest Pledge Agreement, an Exclusive Option Agreement and Powers of Attorney.

Pursuant to the above agreements, Distance Learning has the exclusive right to provide Digital Information consulting services related to business operations including technology and management. All the above contractual agreements obligate Distance Learning to absorb a majority of the risk of loss from Digital Information’s activities and entitle Distance Learning to receive a majority of their residual returns. In essence, Distance Learning has gained effective control over Digital Information. Therefore, the Company believes that Digital Information should be considered as VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”. Accordingly, the accounts of Digital Information are consolidated with those of Distance Learning and ultimately are consolidated into those of Wah Fu.

On July 20, 2015, Wah Fu established Shanghai Xin Fu Network Technology Co., Ltd. (“Shanghai Xin Fu”), a wholly foreign-owned enterprise (the “WFOE”) under the laws of the PRC. Shanghai Xin Fu owns 100% equity interest of Shanghai Xia Shu Network Technology Co., Ltd, (“Shanghai Xia Shu”), a company formed on April 29, 2016 under the laws of PRC. On June 15, 2015, Hunan Huafu Haihui Learning Technology Co., Ltd. (“Hunan Huafu”) was incorporated in Hunan Province, China. Shanghai Xia Shu owned 75% equity interest of Hunan Huafu, and the other 25% equity interest is owned by two unrelated individual shareholders. On September 9, 2019, Shanghai Xia Shu transferred 75% equity interest of Hunan Huafu to Digital Information with a consideration of RMB 100 (approximately $14).

On March 8, 2017, Nanjing Suyun Education Technology Co., Ltd. (“Nanjing Suyun”) was founded in Jiangsu Province, China. Distance Learning owns 70% equity interest of Nanjing Suyun, and the other 30% equity interest is owned by an individual shareholder. On March 15, 2017, Huaxia MOOC Internet Technology Co., Ltd. (“Huaxia MOOC”) was founded in Hubei Province, China. Distance Learning owns 51% equity interest of Huaxia MOOC, and the other 49% equity interest is owned by three unrelated individual shareholders, respectively. On January 31, 2023, Distance Learning, our wholly owned subsidiary, signed an equity transfer agreement with Hubei Education Investment Co., Ltd. (“Hubei Education”) to acquire the 20% equity interests of Huaxia MOOC Internet Technology Co., Ltd. (“Huaxia MOOC”) owned by Hubei Education. The total consideration of the acquisition was RMB 714,984 (approximately $100,388). After the transaction, the Distance Learning’s equity interest of Huaxia MOOC increased from 51% to 71%.

On April 25, 2017, Guizhou Huafu Qianyun Network Technology Co., Ltd. (“Guizhou Huafu”) was established in Guizhou Province, China. Distance Learning owns 51% equity interest of Guizhou Huafu, and the other 49% equity interest is owned by a third party company.

On May 21, 2018, Fuzhou Huafu Mingjiao Technology Co., Ltd. (“Fuzhou Huafu”) was established in Fujian Province, China. Distance Learning owns 65% equity interest of Fuzhou Huafu, and three individual shareholders own 25%, 6% and 4% equity interest of Fuzhou Huafu, respectively.

On June 26, 2018, Liaoning Huafu Zhongtai Learning Technology Co., Ltd. (“Liaoning Huafu”) was established in Liaoning Province, China. Digital information owns 70% equity interest of Liaoning Huafu, and a third party company and one individual shareholder own 25% and 5% equity interest of Liaoning Huafu, respectively. Liaoning Huafu was dissolved in June, 2022.

On August 14, 2019, Guangxi Huafu Quanping Education Technology Cot., Ltd. (“Guangxi Huafu”) was established in Guangxi Province, China. Distance Learning owns 55% equity interest of Guangxi Huafu, and the other 45% equity interest is owned by a third party company. Guangxi Huafu was dissolved on March 17, 2022.

On October 21, 2019, Huafu Wanrun (Guangzhou) Education Technology Co., Ltd. (“Guangzhou Huafu”), was established in Guangdong Province, China. Digital Information owns 60% equity interest of Guangzhou Huafu, and the other 40% equity interest is owned by two individual shareholders.

On November 8, 2019, Sichuan Huafu Gengyun Education Technology Co., Ltd. (“Sichuan Huafu”), was established in Sichuan Province, China. Digital Information owns 60% equity interest of Sichuan Huafu, in December 2021, Digital information was entrusted another 10% equity interest form an individual shareholder, after the Digital Information owned 70% equity interest of Sichuan Huafu. The other 30% equity interest is owned by one individual shareholder.

On July 4, 2022, Chongqing HuafuYuyun NetworkTechnology Co.,Ltd (“Chongqing Huafu”), was established in Chongqing Province, China. Distance Learning owns 55% equity interest of Chongqing Huafu, and the other 45% equity interest is owned by a third party company

Wah Fu, its subsidiaries and its subsidiary’s consolidated VIE (collectively, the “Company”) are primarily engaged in providing online education services and technological development and operation services in China.